Quarterly Report
September 30, 2023
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	71,732	$13,251,770
Howmet Aerospace, Inc.	249,318	11,530,957
		$24,782,727
Alcoholic Beverages – 1.9%
Diageo PLC	184,547	$6,805,877
Pernod Ricard S.A.	40,475	6,737,504
		$13,543,381
Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	9,953	$7,508,809
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp.	72,340	$3,971,466
NASDAQ, Inc.	123,447	5,998,290
		$9,969,756
Business Services – 1.6%
Amdocs Ltd.	21,873	$1,848,050
Fiserv, Inc. (a)	87,868	9,925,569
		$11,773,619
Cable TV – 2.1%
Cable One, Inc.	6,980	$4,297,167
Comcast Corp., “A”	247,055	10,954,419
		$15,251,586
Chemicals – 0.5%
PPG Industries, Inc.	30,039	$3,899,062
Computer Software – 12.1%
Adobe Systems, Inc. (a)	14,353	$7,318,595
Check Point Software Technologies Ltd. (a)	77,218	10,291,615
Microsoft Corp.	193,528	61,106,466
Salesforce, Inc. (a)	45,338	9,193,639
		$87,910,315
Computer Software - Systems – 4.0%
Apple, Inc.	171,158	$29,303,961
Construction – 1.0%
Masco Corp.	93,971	$5,022,750
Summit Materials, Inc., “A” (a)	80,563	2,508,732
		$7,531,482
Consumer Products – 2.4%
Colgate-Palmolive Co.	88,171	$6,269,840
Kenvue, Inc.	301,628	6,056,690
Kimberly-Clark Corp.	40,823	4,933,460
		$17,259,990
Containers – 0.8%
Crown Holdings, Inc.	68,757	$6,083,619

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.3%
AMETEK, Inc.	49,780	$7,355,493
Fortive Corp.	71,461	5,299,548
Johnson Controls International PLC	177,269	9,432,484
TE Connectivity Ltd.	72,912	9,006,819
		$31,094,344
Electronics – 7.3%
Analog Devices, Inc.	58,274	$10,203,195
Applied Materials, Inc.	68,363	9,464,857
ASML Holding N.V.	9,812	5,761,990
NVIDIA Corp.	41,702	18,139,953
Texas Instruments, Inc.	59,289	9,427,544
		$52,997,539
Energy - Independent – 3.1%
ConocoPhillips	188,229	$22,549,834
Energy - Integrated – 1.2%
Exxon Mobil Corp.	73,452	$8,636,486
Food & Beverages – 1.0%
Mondelez International, Inc.	100,393	$6,967,274
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	134,623	$3,831,371
Health Maintenance Organizations – 1.7%
Cigna Group	43,210	$12,361,085
Insurance – 2.9%
Aon PLC	17,026	$5,520,170
Chubb Ltd.	44,418	9,246,939
Willis Towers Watson PLC	30,251	6,321,249
		$21,088,358
Internet – 6.3%
Alphabet, Inc., “A” (a)	307,957	$40,299,253
Alphabet, Inc., “C” (a)	40,378	5,323,839
		$45,623,092
Leisure & Toys – 1.2%
Electronic Arts, Inc.	71,342	$8,589,577
Machinery & Tools – 1.2%
Eaton Corp. PLC	41,346	$8,818,275
Major Banks – 5.5%
Bank of America Corp.	327,766	$8,974,233
Goldman Sachs Group, Inc.	34,149	11,049,592
JPMorgan Chase & Co.	134,963	19,572,334
		$39,596,159
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	41,151	$10,133,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.8%
Agilent Technologies, Inc.	69,618	$7,784,685
Becton, Dickinson and Co.	41,842	10,817,412
Medtronic PLC	145,172	11,375,678
Thermo Fisher Scientific, Inc.	9,985	5,054,107
		$35,031,882
Network & Telecom – 1.2%
Equinix, Inc., REIT	11,609	$8,431,152
Other Banks & Diversified Financials – 4.2%
Mastercard, Inc., “A”	37,386	$14,801,491
Visa, Inc., “A”	69,583	16,004,786
		$30,806,277
Pharmaceuticals – 6.8%
Eli Lilly & Co.	21,650	$11,628,864
Johnson & Johnson	39,739	6,189,349
Merck & Co., Inc.	85,238	8,775,252
Pfizer, Inc.	66,934	2,220,201
Vertex Pharmaceuticals, Inc. (a)	39,240	13,645,318
Zoetis, Inc.	40,100	6,976,598
		$49,435,582
Pollution Control – 0.7%
Waste Management, Inc.	31,404	$4,787,226
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	59,265	$4,409,909
Specialty Chemicals – 2.2%
DuPont de Nemours, Inc.	115,502	$8,615,294
Linde PLC	19,991	7,443,649
		$16,058,943
Specialty Stores – 6.7%
Amazon.com, Inc. (a)	126,491	$16,079,536
Costco Wholesale Corp.	17,933	10,131,428
Home Depot, Inc.	36,714	11,093,502
Target Corp.	61,541	6,804,588
Tractor Supply Co.	22,299	4,527,812
		$48,636,866
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT	55,921	$9,196,209
Utilities - Electric Power – 0.6%
Xcel Energy, Inc.	76,254	$4,363,254
Total Common Stocks		$718,262,435
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.4% (v)	5,679,489	$5,680,624

Other Assets, Less Liabilities – 0.3%		2,036,980
Net Assets – 100.0%		$725,980,039
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,680,624 and $718,262,435, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$676,746,731	$—	$—	$676,746,731
France	—	14,246,313	—	14,246,313
Israel	10,291,615	—	—	10,291,615
United Kingdom	—	6,805,877	—	6,805,877
Netherlands	—	5,761,990	—	5,761,990
Canada	4,409,909	—	—	4,409,909
Mutual Funds	5,680,624	—	—	5,680,624
Total	$697,128,879	$26,814,180	$—	$723,943,059
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,390,392	$56,953,727	$60,662,727	$1,049	$(1,817)	$5,680,624
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$257,285	$—